12. Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Restricted Share Award Activity
	Restricted Shares	Weighted Average
	Common Stock	Grant Date Fair Value
Outstanding unvested at December 31, 2014	—	$—
Granted	150,000	0.94
Vested restricted shares	—	—
Forfeited	—	—
Outstanding unvested at December 31, 2015	150,000	0.94
Granted	164,981	0.21
Vested restricted shares	(100,000)	0.94
Forfeited	(50,000)	0.94
Outstanding unvested at December 31, 2015	164,981	$0.94

Warrant Award Activity

	Common Stock Warrants	Weighted Average Grant Date Fair Value
Outstanding unvested at December 31, 2013	—	$—
Granted	250,000	0.59
Exercised	—	—
Expired or forfeited	—	—
Outstanding unvested at December 31, 2014	250,000	0.59
Granted	—	—
Exercised	—	—
Expired or forfeited	—	—
Outstanding unvested at December 31, 2015	250,000	$0.59
Vested at December 31, 2015	250,000	$0.59
Unvested at December 31, 2015	—	$—